COMMITMENTS AND CONTINGENCIES - Contractual Purchase Obligations (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Contractual purchase obligations
2020	¥ 25,740
2021	6,263
2022	4,638
2023	3,180
2024	1,994
Rental expenses of storage and housing	7,984
Property management services
Contractual purchase obligations
2020	9,845
2021	5,957
2022	4,542
2023	3,155
2024	1,994
Advertising services
Contractual purchase obligations
2020	8,725
Hosting and network services
Contractual purchase obligations
2020	3,922
2021	231
2022	86
2023	25
Office furnishings
Contractual purchase obligations
2020	3,248
2021	75
2022	¥ 10